LOANS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021
LOANS - Carrying Amount of Accretable Yield for Purchased Impaired and Nonimpaired Loans [Abstract]
Commercial and Consumer Credit Exposure by Risk Attribute
The following table sets forth the Company's loan portfolio at December 31, 2021 by risk attribute and origination date:

(Dollars in thousands)	2021	2020	2019	2018	2017	Prior	Term Total	Revolving	Total
Commercial & industrial
Pass	$711,198	$442,064	$339,507	$164,273	$119,580	$154,835	$1,931,457	$700,246	$2,631,703
Special mention	389	4,867	5,993	16,057	6,511	4,918	38,735	21,505	60,240
Substandard	2,220	434	2,843	1,224	12,640	1,465	20,826	7,259	28,085
Doubtful	0	0	0	0	0	0	0	0	0
Total	$713,807	$447,365	$348,343	$181,554	$138,731	$161,218	$1,991,018	$729,010	$2,720,028
Lease financing
Pass	$31,697	$21,536	$19,095	$15,494	$6,821	$4,765	$99,408	$0	$99,408
Special mention	0	10,216	0	0	0	0	10,216	0	10,216
Substandard	0	0	0	0	0	0	0	0	0
Doubtful	0	0	0	0	0	0	0	0	0
Total	$31,697	$31,752	$19,095	$15,494	$6,821	$4,765	$109,624	$0	$109,624
Construction real estate
Pass	$95,991	$200,421	$96,726	$15,886	$317	$12,719	$422,060	$18,299	$440,359
Special mention	0	6,531	0	9,004	0	0	15,535	0	15,535
Substandard	0	0	0	0	0	0	0	0	0
Doubtful	0	0	0	0	0	0	0	0	0
Total	$95,991	$206,952	$96,726	$24,890	$317	$12,719	$437,595	$18,299	$455,894
Commercial real estate - investor
Pass	$537,183	$379,217	$944,915	$367,946	$294,147	$434,641	$2,958,049	$66,579	$3,024,628
Special mention	0	7,479	18,136	18,006	15,566	34,153	93,340	0	93,340
Substandard	1,616	6	21,312	6,628	6,918	307	36,787	0	36,787
Doubtful	0	0	0	0	0	0	0	0	0
Total	$538,799	$386,702	$984,363	$392,580	$316,631	$469,101	$3,088,176	$66,579	$3,154,755
Commercial real estate - owner
Pass	$204,291	$184,564	$121,150	$135,463	$119,489	$259,504	$1,024,461	$7,565	$1,032,026
Special mention	970	2,283	2,262	3,751	1,381	5,512	16,159	0	16,159
Substandard	162	727	6,541	12,513	1,730	1,963	23,636	38	23,674
Doubtful	0	0	0	0	0	0	0	0	0
Total	$205,423	$187,574	$129,953	$151,727	$122,600	$266,979	$1,064,256	$7,603	$1,071,859
Residential real estate
Performing	$258,537	$230,699	$138,239	$64,310	$34,606	$162,924	$889,315	$0	$889,315
Nonperforming	236	970	1,193	598	339	3,418	6,754	0	6,754
Total	$258,773	$231,669	$139,432	$64,908	$34,945	$166,342	$896,069	$0	$896,069
Home equity
Performing	$42,298	$45,638	$14,713	$11,221	$7,603	$30,588	$152,061	$553,245	$705,306
Nonperforming	72	161	44	67	56	234	634	2,459	3,093
Total	$42,370	$45,799	$14,757	$11,288	$7,659	$30,822	$152,695	$555,704	$708,399
Installment
Performing	$58,209	$12,768	$8,213	$5,541	$3,925	$2,201	$90,857	$28,353	$119,210
Nonperforming	6	61	32	9	1	56	165	79	244
Total	$58,215	$12,829	$8,245	$5,550	$3,926	$2,257	$91,022	$28,432	$119,454
Credit cards
Performing	$0	$0	$0	$0	$0	$0	$0	$51,772	$51,772
Nonperforming	0	0	0	0	0	0	0	445	445
Total	$0	$0	$0	$0	$0	$0	$0	$52,217	$52,217
Grand Total	$1,945,075	$1,550,642	$1,740,914	$847,991	$631,630	$1,114,203	$7,830,455	$1,457,844	$9,288,299
The following table sets forth the Company's loan portfolio at December 31, 2020 by risk attribute and origination date:

(Dollars in thousands)	2020	2019	2018	2017	2016	Prior	Term Total	Revolving	Total
Commercial & industrial
Pass	$1,141,163	$460,210	$296,221	$208,077	$122,686	$138,307	$2,366,664	$502,286	$2,868,950
Special mention	24,668	10,281	18,118	6,893	6,668	6,090	72,718	10,470	83,188
Substandard	6,709	2,370	8,022	26,565	5,124	1,192	49,982	5,389	55,371
Doubtful	0	0	0	0	0	0	0	0	0
Total	$1,172,540	$472,861	$322,361	$241,535	$134,478	$145,589	$2,489,364	$518,145	$3,007,509
Lease financing
Pass	$22,916	$22,397	$12,942	$6,967	$4,802	$2,368	$72,392	$0	$72,392
Special mention	290	0	0	0	0	0	290	0	290
Substandard	5	0	0	180	120	0	305	0	305
Doubtful	0	0	0	0	0	0	0	0	0
Total	$23,211	$22,397	$12,942	$7,147	$4,922	$2,368	$72,987	$0	$72,987
Construction real estate
Pass	$96,410	$259,524	$182,625	$23,185	$24,786	$426	$586,956	$19,671	$606,627
Special mention	0	621	18,203	9,984	661	0	29,469	0	29,469
Substandard	0	0	0	0	0	0	0	0	0
Doubtful	0	0	0	0	0	0	0	0	0
Total	$96,410	$260,145	$200,828	$33,169	$25,447	$426	$616,425	$19,671	$636,096
Commercial real estate - investor
Pass	$515,950	$1,011,898	$427,077	$378,536	$286,587	$361,403	$2,981,451	$56,398	$3,037,849
Special mention	0	17,463	15,534	44,426	32,408	43,704	153,535	559	154,094
Substandard	6,198	2,043	22,497	7,067	68	14,724	52,597	0	52,597
Doubtful	0	0	0	0	0	0	0	0	0
Total	$522,148	$1,031,404	$465,108	$430,029	$319,063	$419,831	$3,187,583	$56,957	$3,244,540
Commercial real estate - owner
Pass	$185,692	$162,480	$147,236	$125,275	$128,755	$211,519	$960,957	$36,721	$997,678
Special mention	4,292	11,380	2,891	8,230	3,017	19,384	49,194	59	49,253
Substandard	668	504	7,054	5,496	306	2,321	16,349	38	16,387
Doubtful	0	0	0	0	0	0	0	0	0
Total	$190,652	$174,364	$157,181	$139,001	$132,078	$233,224	$1,026,500	$36,818	$1,063,318
Residential real estate
Performing	$290,277	$241,601	$115,747	$64,220	$60,094	$224,281	$996,220	$0	$996,220
Nonperforming	321	429	673	643	87	4,713	6,866	0	6,866
Total	$290,598	$242,030	$116,420	$64,863	$60,181	$228,994	$1,003,086	$0	$1,003,086
Home equity
Performing	$60,967	$20,200	$17,445	$11,308	$9,744	$41,571	$161,235	$577,609	$738,844
Nonperforming	0	0	0	39	28	138	205	4,050	4,255
Total	$60,967	$20,200	$17,445	$11,347	$9,772	$41,709	$161,440	$581,659	$743,099
Installment
Performing	$21,584	$15,614	$11,041	$8,812	$1,954	$3,185	$62,190	$19,479	$81,669
Nonperforming	15	53	23	35	17	36	179	2	181
Total	$21,599	$15,667	$11,064	$8,847	$1,971	$3,221	$62,369	$19,481	$81,850
Credit cards
Performing	$0	$0	$0	$0	$0	$0	$0	$47,845	$47,845
Nonperforming	0	0	0	0	0	0	0	640	640
Total	$0	$0	$0	$0	$0	$0	$0	$48,485	$48,485
Grand Total	$2,378,125	$2,239,068	$1,303,349	$935,938	$687,912	$1,075,362	$8,619,754	$1,281,216	$9,900,970

Loan Delinquency, including Nonaccrual Loans
Loan delinquency, including nonaccrual loans, was as follows:

	As of December 31, 2021
(Dollars in thousands)	30 – 59 days past due	60 – 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$303	$2,006	$2,775	$5,084	$2,714,944	$2,720,028	$0
Lease financing	93	0	0	93	109,531	109,624	0
Construction real estate	0	0	0	0	455,894	455,894	0
Commercial real estate-investor	89	42	6,409	6,540	3,148,215	3,154,755	0
Commercial real estate-owner	56	2,207	637	2,900	1,068,959	1,071,859	0
Residential real estate	4,379	262	2,114	6,755	889,314	896,069	0
Home equity	1,214	692	1,186	3,092	705,307	708,399	0
Installment	162	37	45	244	119,210	119,454	0
Credit card	223	134	137	494	51,723	52,217	137
Total	$6,519	$5,380	$13,303	$25,202	$9,263,097	$9,288,299	$137

	As of December 31, 2020
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$6,532	$0	$1,861	$8,393	$2,999,116	$3,007,509	$0
Lease financing	0	0	0	0	72,987	72,987	0
Construction real estate	0	0	0	0	636,096	636,096	0
Commercial real estate-investor	136	0	24,422	24,558	3,219,982	3,244,540	0
Commercial real estate-owner	6,480	174	400	7,054	1,056,264	1,063,318	0
Residential real estate	2,809	370	3,687	6,866	996,220	1,003,086	0
Home equity	1,483	835	1,937	4,255	738,844	743,099	0
Installment	94	35	51	180	81,670	81,850	0
Credit card	303	163	174	640	47,845	48,485	169
Total	$17,837	$1,577	$32,532	$51,946	$9,849,024	$9,900,970	$169

Loans Restructured During Period
The following table provides information on loan modifications classified as TDRs during the years ended December 31, 2021, 2020 and 2019:

	Years ended December 31,
	2021			2020			2019
(Dollars in thousands)	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance
Commercial & industrial	7	$9,311	$8,039	8	$14,984	$14,984	8	$25,009	$25,071
Construction real estate	0	0	0	0	0	0	0	0	0
Commercial real estate	8	16,850	9,807	0	0	0	9	3,024	2,932
Residential real estate	17	1,585	1,553	24	1,953	1,847	30	3,415	3,062
Home equity	2	30	30	11	351	349	14	395	366
Installment	1	0	0	2	35	22	2	41	39
Total	35	$27,776	$19,429	45	$17,323	$17,202	63	$31,884	$31,470

Loans Restructured, Modifications
The following table provides information on how TDRs were modified during the years ended December 31, 2021, 2020 and 2019:

	Years Ended December 31,
(Dollars in thousands)	2021	2020	2019
Extended maturities	$0	$0	$2,877
Adjusted interest rates	0	0	5,284
Combination of rate and maturity changes	0	0	516
Forbearance	7,328	4,759	20,320
Other (1)	12,101	12,443	2,473
Total	$19,429	$17,202	$31,470
(1) Other includes covenant modifications and other concessions or combination of concessions that do not consist of interest rate adjustments, forbearance and maturity extensions.

Loan Restructuring, Loans with a Payment Default Within 12 Months of Loan Modification
Nonaccrual, Restructured and Impaired Loans	The following table provides information on nonperforming loans as of December 31:

	2021			2020			2019
(Dollars in thousands)	Nonaccrual loans with a related ACL	Nonaccrual loans with no related ACL	Total nonaccrual	Nonaccrual loans with a related ACL	Nonaccrual loans with no related ACL	Total nonaccrual	Total nonaccrual
Nonaccrual loans (1)
Commercial & industrial	$11,077	$6,285	$17,362	$18,711	$10,519	$29,230	$24,346
Lease financing	0	203	203	0	0	0	223
Construction real estate	0	0	0	0	0	0	0
Commercial real estate	17,716	1,796	19,512	6,957	27,725	34,682	7,295
Residential real estate	0	8,305	8,305	251	11,350	11,601	10,892
Home equity	0	2,922	2,922	0	5,076	5,076	5,242
Installment	0	88	88	0	163	163	167
Total nonaccrual loans	$28,793	$19,599	$48,392	$25,919	$54,833	$80,752	$48,165

Interest income effect					2021	2020	2019
Gross amount of interest that would have been recorded under original terms					$5,132	$5,892	$5,813
Interest included in income
Nonaccrual loans					1,618	1,636	1,042
Troubled debt restructurings					314	426	801
Total interest included in income					1,932	2,062	1,843
Net impact on interest income					$3,200	$3,830	$3,970

Commitments outstanding to borrowers with nonaccrual loans					$0	$0	$3
(1) Nonaccrual loans include nonaccrual TDRs of $16.0 million, $14.7 million and $18.5 million as of December 31, 2021, 2020 and 2019, respectively.

Investment in Impaired Loans

First Financial's investment in impaired loans was as follows:
	Year ended December 31,
	2019
(Dollars in thousands)	Average balance	Interest income recognized
Loans with no related allowance recorded
Commercial & industrial	$31,846	$926
Lease financing	168	0
Construction real estate	6	0
Commercial real estate	18,757	357
Residential real estate	15,915	307
Home equity	5,893	121
Installment	170	2
Total	72,755	1,713

Loans with an allowance recorded
Commercial & industrial	4,721	87
Lease financing	57	0
Construction real estate	0	0
Commercial real estate	1,339	31
Residential real estate	446	12
Home equity	0	0
Installment	0	0
Total	6,563	130

Total
Commercial & industrial	36,567	1,013
Lease financing	225	0
Construction real estate	6	0
Commercial real estate	20,096	388
Residential real estate	16,361	319
Home equity	5,893	121
Installment	170	2
Total	$79,318	$1,843

Schedule of Collateral Dependent Loans	The following table presents the amortized cost basis of collateral dependent loans by class of loan.

	December 31, 2021
	Type of Collateral
(Dollar in thousands)	Business assets		Commercial real estate	Equipment	Land	Residential real estate	Other	Total
Class of loan
Commercial & industrial	$13,171		$15	$833	$0	$0	$3,343	$17,362
Leasing	0		0	203	0	0	0	203
Commercial real estate-investor	0		6,362	0	0	422	0	6,784
Commercial real estate-owner	0		6,673	5,937	38	80	0	12,728
Residential real estate	0		0	0	0	8,305	0	8,305
Home equity	0		0	0	0	2,922	0	2,922
Installment	0		0	0	0	0	88	88
Total	$13,171	13171000	$13,050	$6,973	$38	$11,729	$3,431	$48,392

	December 31, 2020
	Type of Collateral
(Dollar in thousands)	Business assets		Commercial real estate	Equipment	Land	Residential real estate	Other	Total
Class of loan
Commercial & industrial	$30,961		$6,130	$2,608	$865	$0	$4,892	$45,456
Commercial real estate-investor	0		20,212	661	5,537	872	0	27,282
Commercial real estate-owner	5,842		3,495	0	42	344	0	9,723
Residential real estate	0		0	0	0	11,601	0	11,601
Home equity	0		0	0	0	5,076	0	5,076
Installment	0		0	0	0	0	163	163
Total	$36,803		$29,837	$3,269	$6,444	$17,893	$5,055	$99,301

Changes in Other Real Estate Owned
Changes in OREO were as follows:

	Years ended December 31,
(Dollars in thousands)	2021	2020	2019
Balance at beginning of year	$1,287	$2,033	$1,401
Additions
Commercial	98	510	415
Residential	0	507	2,033
Total additions	98	1,017	2,448
Disposals
Commercial	(947)	(217)	(541)
Residential	(331)	(1,859)	(912)
Total disposals	(1,278)	(2,076)	(1,453)
Valuation adjustments
Commercial	(9)	448	(112)
Residential	0	(135)	(251)
Total valuation adjustments	(9)	313	(363)
Balance at end of year	$98	$1,287	$2,033